Consolidated Balance Sheets (Parenthetical) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Property, plant and equipment, accumulated depreciation	$ 302,682	$ 276,185
Common shares, issued (in shares)	31,011,831	27,502,912
Common shares, outstanding (in shares)	31,011,831	27,502,912
Treasury shares (in shares)	1,845,201	1,725,467